Statements of Changes in Equity $ in Thousands	Ordinary Shares [Member] USD ($) shares		Accumulated Other Comprehensive Income [Member] USD ($)	Additional Paid in Capital [Member] USD ($)	Warrants [Member] USD ($)	Accumulated Deficit [Member] USD ($)	USD ($) shares
Balance, beginning at Dec. 31, 2014	$ 32		$ 39	$ 162,191		$ (127,160)	$ 35,102
Balance, shares beginning at Dec. 31, 2014 | shares	19,898,674
Statement Line Items [Line Items]
Comprehensive income (loss)			6			(14,888)	(14,882)
Employee stock options exercised		[1]		95			$ 95
Employee stock options exercised, shares | shares	71,647						(71,647)
Issuance of ordinary shares and warrants, net of issuance costs in amount of $1,349 thousand	$ 6			10,685	2,960		$ 13,651
Issuance of ordinary shares and warrants, net of issuance costs in amount of $1,349 thousand, shares | shares	2,500,000
Share based payments to employees and non-employees services				1,041			1,041
Balance, ending at Dec. 31, 2015	$ 38		45	174,012	2,960	(142,048)	$ 35,007
Balance, shares ending at Dec. 31, 2015 | shares	22,470,321						22,470,321
Statement Line Items [Line Items]
Comprehensive income (loss)			(5)			(16,002)	$ (16,007)
Employee stock options exercised		[1]		121			$ 121
Employee stock options exercised, shares | shares	72,873						(72,873)
Issuance of ordinary Shares, net of issuance costs of $2,117 thousand	$ 12			21,847			$ 21,859
Issuance of ordinary Shares, net of issuance costs of $2,117 thousand, shares | shares	4,359,091
Share based payments to employees and non-employees services				1,420			1,420
Balance, ending at Dec. 31, 2016	$ 50		40	197,400	2,960	(158,050)	$ 42,400
Balance, shares ending at Dec. 31, 2016 | shares	26,902,285						26,902,285
Statement Line Items [Line Items]
Comprehensive income (loss)			(24)			(10,138)	$ (10,162)
Employee stock options exercised		[1]		479			$ 479
Employee stock options exercised, shares | shares	252,343						(252,343)
Share based payments to employees and non-employees services				4,152			$ 4,152
Issuance of ordinary shares, net of issuance costs in amount of $288 thousand	$ 7			19,024			19,031
Issuance of ordinary shares, net of issuance costs in amount of $288 thousand, shares | shares	2,724,695
Balance, ending at Dec. 31, 2017	$ 57		$ 16	$ 221,055	$ 2,960	$ (168,188)	$ 55,900
Balance, shares ending at Dec. 31, 2017 | shares	29,879,323						29,879,323

[1]	Amount less than $1 thousand